UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule l 5Ga-1 under the Exchange Act (17 CFR 240. l 5Ga-1) for the reporting period

January 1, 2023	to	September 30, 2025

Date of Report (Date of earliest event reported)	March 23, 2023

Commission File Number of securitizer:

Central Index Key Number of securitizer:	CIK: 0001941114

2425 E. CAMELBACK ROAD, SUITE 800, PHOENIX, AZ, 85016; Phone: (480) 618-0250
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii) ☐

Rule l 5Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid 0MB control number.

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure Explanatory Note

We are filing this Form ABS-15G to disclose that there was no activity to report from the period beginning January 1, 2023 to September 30, 2025 and because reports for previous quarters were not filed.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Fundamental Income Properties, LLC	(Securitizer, Depositor or Underwriter)

Date	September 29, 2025

/s/ Rina Paniry	Chief Financial Officer	(Signature)*

*Print name and title of the signing officer under his signature.
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